Exploration and Evaluation Assets - Schedule of Common Share Issuances (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Common Share Issuances [Line Items]
Exploration expenditures	$ (9,000)	$ (66,000)	$ (121,200)
On signing (not yet issued) [Member]
Schedule of Common Share Issuances [Line Items]
Issuance of Linear Minerals common shares	1,000,000
Exploration expenditures
December 9, 2026 [Member]
Schedule of Common Share Issuances [Line Items]
Issuance of Linear Minerals common shares	1,500,000
Exploration expenditures	$ 250,000
December 9, 2027 [Member]
Schedule of Common Share Issuances [Line Items]
Issuance of Linear Minerals common shares	2,000,000
Exploration expenditures	$ 500,000
December 9, 2028 [Member]
Schedule of Common Share Issuances [Line Items]
Issuance of Linear Minerals common shares
Exploration expenditures	$ 500,000